Note 9 - Related Pary Transactions (Details) - USD ($)			1 Months Ended		12 Months Ended
	Aug. 31, 2015	Feb. 04, 2014	Aug. 31, 2015	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Feb. 28, 2014
Note 9 - Related Pary Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				13,700
Stock Issued During Period, Value, New Issues (in Dollars)					$ 13,060,880	$ 2,055,001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								21,538
Common Stock [Member]
Note 9 - Related Pary Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					1,666,667
Stock Issued During Period, Value, New Issues (in Dollars)					$ 16,667
Chief Executive Officer [Member] | Stock Conversion from Series A Convertible Stock to Exchange Units [Member]
Note 9 - Related Pary Transactions (Details) [Line Items]
Conversion of Stock, Shares Converted	250
Conversion of Stock, Shares Issued	2,778
Chief Executive Officer [Member] | Common Stock [Member]
Note 9 - Related Pary Transactions (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		52
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Note 9 - Related Pary Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		19,231
Stock Issued During Period, Value, New Issues (in Dollars)		$ 25,000
SOK Partners LLC [Member]
Note 9 - Related Pary Transactions (Details) [Line Items]
Ownership Percentage							10.00%
SOK Partners LLC [Member] | Convertible Notes [Member]
Note 9 - Related Pary Transactions (Details) [Line Items]
Debt Instrument, Redemption Price, Percentage			140.00%
Repayments of Related Party Debt (in Dollars)			$ 163,000